Note 14 - Legal Proceedings	12 Months Ended
Dec. 31, 2014
Disclosure Text Block Supplement [Abstract]
Legal Matters and Contingencies [Text Block]

14. LEGAL PROCEEDINGS

The Company is a party to ordinary course litigation arising out of the operation of our business. The Company believes that the ultimate resolution of such ordinary course litigation should not have a material adverse effect on its consolidated financial condition or results of operations.